FAIR VALUE MEASUREMENTS (Details 2) (Contingent consideration, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contingent consideration
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at beginning of year	$ 16.4	$ 27.3
Liabilities recognized at acquisition date	(0.4)
Losses (gains) recognized in earnings	(0.4)	0.4
Settlements	(14.3)	(11.3)
Balance at end of year	$ 1.3	$ 16.4